SUMMARY OF MATURITY OF BANK BORROWINGS (Details)	Dec. 31, 2023 USD ($)
Debt Disclosure [Abstract]
2024	$ 129,722
2025	86,154
2026	89,330
2027	92,623
2028	58,740
2029	7,472
Total Bank Borrowings	$ 464,041